Shareholders' Equity (Details) - ISRAEL - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 29, 2018	Jun. 30, 2019	Jun. 30, 2017
Shareholders' Equity (Textual)
Dividends distribution per share	$ 220	$ 2.41
Special reserve		$ 6,578
Description of legal reserve		According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group reached the legal limit of this reserve.
Dividends Paid	$ 1,827	$ 1,827
Shares distributed	6,418,182
Decrease in Shareholders' equity attributable to equity holders		$ 1,008
ARGENTINA
Shareholders' Equity (Textual)
Common shares, par value		$ 1
Reserve			$ 395